Reconciliation of the Anticipated Income Tax Provision (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate									34.00%
Income tax provision (benefit) at statutory tax rate									$ 2,194	$ 2,176	$ (324)
Bank-owned life insurance									(210)	(197)	(136)
Tax-exempt income									(52)	(84)	(56)
Compensation and employee benefit plans									183	134	162
Nondeductible expenses									9	7	317
Expired Capital Loss Carryforward									278	0	0
Tax credits/adjustments									(56)	(56)	(56)
Change in valuation allowance									(300)	(49)	0
State taxes, net of federal tax benefit									3	3	2
Other									55	54	(7)
Total income tax provision (benefit)	$ 683	$ 494	$ 484	$ 443	$ 541	$ 579	$ 399	$ 469	$ 2,104	$ 1,988	$ (98)
Effective tax rate									32.60%	31.10%	10.30%